EARNINGS PER SHARE AND PER UNIT - Antidilutive Securities (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Stock options, performance shares, restricted shares and restricted stock units (in shares)	147,514	164,865	103,514
Rayonier Limited Partnership
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Stock options, performance shares, restricted shares and restricted stock units (in shares)	147,514	164,865	103,514